UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-260277-01

Central Index Key Number of the issuing entity: 0001912509

Benchmark 2022-B34 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-260277

Central Index Key Number of the depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation

(Exact name of depositor as specified in its charter)

German American Capital Corporation
(Central Index Key Number 0001541294)

Citi Real Estate Funding Inc.
(Central Index Key Number 0001701238)

Goldman Sachs Mortgage Company
(Central Index Key Number 0001541502)

JPMorgan Chase Bank, National Association

(Central Index Key Number 0000835271)

(Exact name of sponsor as specified in its charter)

Helaine M. Kaplan, (212) 250-5270

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

Date: March 24, 2022	/s/ Helaine Kaplan
Name: Helaine Kaplan, Managing Director

/s/ Matt Smith
Name: Matt Smith, Director

Benchmark 2022-B34 — Form ABS-EE

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document